RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED-PARTY BALANCES AND TRANSACTIONS

23.	RELATED-PARTY BALANCES AND TRANSACTIONS

23.a) Transactions with holding companies

Vicunha Aços SA is shareholder of the Company with a 50.65% interest in the voting capital.

Also, part of the Company’s control is Rio Iaco Participações SA, which holds a 3.41% interest in the voting capital of CSN.

The corporate structure of Vicunha Aços SA is as follows:

a)	Vicunha Steel S.A. - holds 67.93% interest in Vicunha Aços S.A.;
b)	CFL Participações S.A. - holds a 12.82% interest in Vicunha Aços S.A. and a 40% interest in Vicunha Steel S.A.;
c)	Rio Purus Participações S.A. - holds a 19.25% interest in Vicunha Aços S.A. and a 60% interest in Vicunha Steel S.A.

·	Liabilities

The Company's Board of Directors at a meeting held on July 27, 2021, approved the distribution of dividends to shareholders on income generated until June 30, 2021, in the amount of R$861,641 to shareholder Vicunha Aços S.A and R$57,956 to Rio Iaco Participações S.A., corresponding to R$1.26801069070972 per share, which were paid in August 2021. Additionally, on December 29, 2021, the Board of Directors approved the payment to shareholders of interest on equity in the amount of R$129,839 to shareholder Vicunha Aços S.A and R$8,723 to Rio Iaco Participações S.A., corresponding to R$0.19150790423 per share, after withholding income tax, the value per share is R$0.16278171860. The interest on equity will be paid to shareholders until May 30, 2022.

After the anticipations, the remaining balance destined as minimum mandatory dividends amounted to R$458,070 to the shareholder Vicunha Aços S.A and R$30,811 to Rio Iaco Participações S.A., which will be submitted for approval at the General Meeting.

23.b) Transactions with subsidiaries, joint ventures, associates, exclusive founds and other related parties

		Consolidated
		12/31/2021				12/31/2020
		Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
Assets
Current Assets
Investments	(1)			2,579,990	2,579,990			3,763,603	3,763,603
Trade receivables (note 7)	(2)	8,159	1,667	134,570	144,396	7,686	8	113,482	121,176
Dividends (note 10)	(3)		61,898	14,980	76,878		38,088		38,088
Loans (note 10)	(4)		4,511		4,511
Other current assets (note 10)				1,828	1,828		4,413	1,829	6,242
		8,159	68,076	2,731,368	2,807,603	7,686	42,509	3,878,914	3,929,109
Noncurrent Assets
Investments	(1)			132,523	132,523			123,409	123,409
Loans (note 10)	(4)	3,626	1,139,602		1,143,228	3,375	962,675		966,050
Actuarial asset (note 10)				59,111	59,111			13,819	13,819
Other non-current assets (note 10)	(5)		927,077		927,077		664,020		664,020
		3,626	2,066,679	191,634	2,261,939	3,375	1,626,695	137,228	1,767,298
		11,785	2,134,755	2,923,002	5,069,542	11,061	1,669,204	4,016,142	5,696,407

Liabilities
Current Liabilities
Trade payables		21	62,730	14,712	77,463		106,946	9,455	116,401
Accounts payable (note 16)			28,442		28,442		23,555	2,437	25,992
Provision for consumption (note 16)			22,182		22,182		44,466		44,466
		21	113,354	14,712	128,087		174,967	11,892	186,859
Noncurrent Liabilities
Accounts payable (note 16)			66,607		66,607		78,083		78,083
Actuarial liability (note 16)								79,546	79,546
			66,607		66,607		78,083	79,546	157,629
		21	179,961	14,712	194,694		253,050	91,438	344,488

	Consolidated
	12/31/2021				12/31/2020
	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
P&L
Sales	274,978	2,250	3,244,017	3,521,245	104,400	843	1,568,992	1,674,235
Cost and expenses	(1,065)	(1,273,740)	(119,500)	(1,394,305)		(1,036,420)	(104,212)	(1,140,632)
Financial income (expenses)
Interest (note 29)	251	49,293	32,246	81,790		19,095	18,421	37,516
Short-term investments			94,866	94,866			1,190,489	1,190,489
	274,164	(1,222,197)	3,251,629	2,303,596	104,400	(1,016,482)	2,673,690	1,761,608

1.	Financial investments

In the consolidated financial statements refers to Investments in Usiminas shares of R$2,383,059 (R$3,305,109 in December 2020) and cash and cash equivalents with Banco Fibra totaling R$196,931 in December 2021 (R$458,494 in December 2020) and no current amount R$132,523 (R$123,409 in December 2020) from Bonds with an average rate of 98% to 115% of the CDI.

2.	Trade receivable mainly refers to operations of sales of steel products to other unconsolidated related parties.

Dividend’s	receivable:
3.	dividends from Usiminas R$14,980 (nil on December 31, 2020) and from MRS Logística in the amount of R$61,898 (R$38,088 on December 31, 2020)

Loans	(Assets):
4.	Short-term: refers mainly to loan agreements with Equimac S.A. at a fixed rate of 4.0% p.a. + 100.00% of CDI of R$4,511.

Long-term: refers mainly to loan agreements with Transnordestina Logística R$1,123,375 (R$962,675 as of December 31, 2020) at an average rate of 125% to 130% p.a. of the CDI, loans at a fixed rate of 130% of the CDI with Arvedi Metalfer S.A. of R$3,626 and loans at a fixed rate of 4.0% p.a.+ 100% of the CDI with Equimac S.A. of R$16,227.

5.	Others (Assets): Advance for future capital increase with subsidiaries Transnordestina Logística S.A in the amount of R$927,076 (R$664,020 on December 31,2020).

6.	Loans (Liabilities):

Foreign currency: Intercompany contracts in the amount of R$9,591.868 on December 31,2021 (R$15,069,614 on December 31, 2020).

23.c)	Other unconsolidated related parties

·	CBS Social Security

The Company is its main sponsor, being a non-profit civil society established in July 1960 and whose main objective is the payment of benefits complementary to those of the official social security for the participants. As a sponsor, it maintains transactions for payment of contributions and recognition of actuarial liabilities determined in defined benefit plans.

·	Banco Fibra

Banco Fibra is under the control structure of Vicunha Aços S.A., the major shareholder of the Company and the financial transactions carried out with this bank are limited to movements in checking accounts and financial investments in fixed-income securities.

·	CSN Foundation

The Company develops socially responsible policies concentrated today in the CSN Foundation, of which it is the founder. Transactions between the parties are related to operational and financial support for the Foundation to conduct social projects developed mainly in the locations where it operates.

·	Related Parties under the control of a member of the Company’s Management

The following companies are under the control of a member of the Management, which maintain some minor transactions with the Company:

·	Partifib Projetos Imobiliários Ltda
·	Vicunha Imóveis Ltda.
·	Vicunha Serviços Ltda.
·	Ibis Participações e Serviços Ltda
·	Party Negócios e Participações Ltda;
·	Jockey Club de São Paulo;
·	Fibra Sequoia Guarulhos Empreendimentos.

23.d)	Key management personal

The key management personnel with authority and responsibility for planning, directing, and controlling the Company’s activities include members of the Board of Directors and statutory officers. The following is information on the compensation of such personnel and the related balances as of December 31, 2021, 2020 and 2019.

Key management personnel compensation

	12/31/2021	12/31/2020	12/31/2019
	P&L
Short-term benefits for employees and officers	46,747	40,522	37,452
Post-employment benefits	192	111	109
Key management personnel compensation	46,939	40,633	37,561

23.e)	Guarantees

The Company is liable for guarantees of its subsidiaries and joint ventures as follows:

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	2,486,926	2,478,105	12,627	35,496	3,384	3,298	2,502,937	2,516,899

CSN Cimentos	R$	Up to 11/26/2023 and indefinite					33		33

Cia Siderurgica Nacional	R$	05/31/2025					536		536

Cia Metalurgica Prada	R$	Indefinite			197	196	244	244	441	440

CSN Energia	R$	Up to 11/26/2023 and indefinite					1,920	1,920	1,920	1,920

CSN Mineração	R$	Up to 12/21/2024	846,284	846,749					846,284	846,749

CBS	R$	06/30/2024					21		21

Estanho de Rondônia	R$	7/15/2022	771	1,154					771	1,154

Minérios Nacional S.A.	R$	Up to 09/10/2021		1,946						1,946

Total in R$			3,333,981	3,327,954	12,824	35,692	6,138	5,462	3,352,943	3,369,108

CSN Inova Ventures	US$	01/28/2028	1,300,000	1,300,000					1,300,000	1,300,000

CSN Islands XII	US$	Perpetual		1,000,000						1,000,000

CSN Resources	US$	Up to 04/17/2026	1,450,000	1,525,000					1,450,000	1,525,000

CSN Cimentos	US$	Indefinite					1,025		1,025

Total in US$			2,750,000	3,825,000			1,025		2,751,025	3,825,000

Lusosider Aços Planos	EUR	Indefinite					75,000		75,000
Total in EUR							75,000		75,000
Total in R$			15,346,375	19,877,378			479,795		15,826,170	19,877,378
			18,680,356	23,205,332	12,824	35,692	485,933	5,462	19,179,113	23,246,486

Accounting Policy

Transactions with related parties were carried out by the Company on terms equivalent to those prevailing in market transactions, observing the price and the usual market conditions. Therefore, these transactions are in conditions that are no less favorable for the Company than those negotiated with third-parties.

Transactions between the related parties are eliminated and adjusted to ensure consistency with the practices adopted by The Company.

The Company’s related parties are subsidiaries, joint ventures, affiliates, shareholders and their related companies and the key personnel of the Company’s management.